Taxation - Summary of total unused tax losses carried forward analysed by expiry terms (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	€ 640	€ 951
Deferred tax asset recognised	220	394
Within 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised
Deferred tax asset recognised
More than 1 year but less than 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	55	135
Deferred tax asset recognised	152	14
More than 5 years but less than 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised		9
Deferred tax asset recognised	30	66
More than 10 years but less than 20 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised
Deferred tax asset recognised
Unlimited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	585	808
Deferred tax asset recognised	€ 38	€ 313